Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities.
Other liabilities

21 Other liabilities

Other liabilities are amounts due to third parties that are not financial liabilities including lease liabilities, amounts due for goods and services that have been received but not invoiced, tax due to HMRC, and retirement benefit liabilities. Liabilities which have a level of uncertainty regarding their timing or the future cost to settle them are included in other liabilities as provisions for liabilities and charges.

	2022	2021
Other liabilities	£m	£m
Lease liabilities	1,118	1,263
Provisions for liabilities and charges	1,138	1,268
Retirement benefit liabilities (Note 5)	98	114
Accruals	1,407	1,508
Deferred income	355	319
Current tax	55	12
Deferred tax (Note 7)	227	359
Acceptances	237	225
Other liabilities (1)	711	729
	5,346	5,797

(1)	Other liabilities include liabilities of disposal groups of £15 million (2021 - £5 million). See Note 8 for further information.

		Litigation and		Financial
	Customer	other		commitments
	redress (1)	regulatory	Property	and guarantees	Other (2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2022	474	277	231	93	193	1,268
Expected credit loss impairment release	—	—	—	(6)	—	(6)
Currency translation and other movements	2	20	—	—	7	29
Charge to income statement	178	36	31	—	193	438
Release to income statement	(45)	(14)	(71)	—	(60)	(190)
Provisions utilised	(178)	(79)	(37)	—	(107)	(401)
At 31 December 2022	431	240	154	87	226	1,138

(1)

Includes payment protection insurance provision which reflects the estimated cost of PPI redress attributable to claims prior to the Financial Conduct Authority (FCA) complaint deadline of 29 August 2019. All pre-deadline complaints have been processed which removes complaint volume estimation uncertainty from the provision estimate. NatWest Group continues to conclude remaining bank-identified closure work and conclude cases with the Financial Ombudsmen Service.

(2)	Other materially comprises provisions relating to restructuring costs.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

For accounting policy information see Accounting policies note 2.4.

Critical accounting policy: Provisions for liabilities

The key judgment is involved in determining whether a present obligation exists. There is often a high degree of uncertainty and judgment is based on the specific facts and circumstances relating to individual events in determining whether there is a present obligation. Judgment is also involved in estimation of the probability, timing and amount of any outflows. Where NatWest Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Estimates - Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably.

Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

-	Customer redress: Provisions reflect the estimated cost of redress attributable to claims where it is determined that a present obligation exists.
-	Litigation and other regulatory: NatWest Group is engaged in various legal proceedings, both in the UK and in overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 26.
-	Property: This includes provision for contractual costs associated with vacant properties.
-	Other provisions: These materially comprise provisions for onerous contracts and restructuring costs. Onerous contract provisions comprise an estimate of the costs involved in fulfilling the terms and conditions of contracts net of any expected benefits to be received. This includes provision for contractual costs associated with vacant properties. Redundancy and restructuring provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists.

Background information for all material provisions is given in Note 26.